Visio 2026-2 Trust ABS 15G

Exhibit 99.2

EXECUTIVE SUMMARY
Third Party Due Diligence Review

Overview

Digital Risk, LLC (“Digital Risk”), a third party due diligence provider, performed the review described below on behalf of its client, Visio-Beach Point Mortgage Trust, LLC. The review included a of 487 residential mortgage loans, in connection with the securitization identified as Visio 2026-2 (the “Securitization”). The review began on October 5, 2022, and concluded on November 8, 2024.

The third-party due diligence services are intended to generally comply with currently known rating agency criteria for newly originated mortgage loans.

Identity of NRSRO	Title and Date of Criteria
S&P Global Ratings

Global Methodology And Assumptions: Assessing Pools Of Residential Loans, Jan. 25, 2019

Global Methodology And Assumptions: Assessing Pools Of Residential Loans—U.S. And Canada Supplement, Feb 21, 2025

Previously Performed Due Diligence

Digital Risk previously performed certain due diligence services (the “Previous Review”) with respect to 481 loans (the “Previously Reviewed Loans”) that are included in the current Securitization and that were previously included in prior securitization transactions referred to as Visio 2023-1 and Visio 2023-2. Information with respect to the Previously Reviewed Loans can be found in (i) Exhibit 99.2 in the Form ABS 15G filed by Visio 2023-1 Depositor LLC on March 8, 2023 (Accession Number: 0001387131-23-003019) and in Exhibit 99.1 in the Form ABS 15G filed by Visio 2023-2 Depositor LLC on August 15, 2023 (Accession Number: 0001387131-23-009862). The Digital Risk Loan ID# for each of the Previously Reviewed Loans can be found on pages 7 and 8 of this document.

Scope of Review

Credit Review

Digital Risk performed a “Credit Review” to verify compliance with guidelines in effect at the time of loan origination, or other guidelines provided by Client prior to review, and ensure the characteristics used by the underwriter are supported by the file documentation; and determine whether any loans outside of those guidelines contain legitimate and approved exceptions with compensating factors.

The Credit Review attempted to confirm the following:

a.	Review Initial & Final Application

a.	Check application for completeness. Determine whether the information in the preliminary Loan application, final application, and all credit documents is consistent.
b.	Validate Social Security/Taxpayer Identification number is valid
c.	Compare data on final form 1003 with the data from verifications
d.	Form is Complete, Signed, Dated, on or before loan consummation date,

b.	Review Approval Conditions

a.	Underwriting decision is supported (manual underwrite credit conditions have been satisfied prior to closing the approved Loan package)
b.	Validation of assets/funds to close
c.	Validation of DSCR or qualification method and LTV calculations

c.	Review Occupancy/Red Flags

a.	Occupancy is supported
b.	Occupancy Red Flags adequately addressed

d.	Verification of Borrower Original and Audit Credit Report

a.	Validate names, social security number(s), and addresses
b.	AKA’s investigated and cleared
c.	Acceptable credit history and credit score requirements in conformance with applicable guidelines

e.	Verification of Borrower Asset Information

a.	Income
i.	lease agreement or market survey for rental income
b.	Assets
i.	Confirm adequate funds to cover required down payment and closing costs and reserves
ii.	Check dates for document expiration

f.	Review Sales Contract

a.	Complete and executed
b.	Earnest Money Deposit verified
c.	Parties are consistent
d.	Seller contributions are within guidelines

g.	Hazard and Flood (if applicable)

a.	Verify sufficient coverage
b.	Verify coverage is for subject
c.	Validate all premiums are included in DSCR and any required upfront premium is paid

h.	Review Title Commitment/Policy

a.	Vesting correct
b.	Lien position
c.	Legal description
d.	Validate no encumbrances

i.	Review Closing Documents.

a.	Review security documents to ensure the Loan was closed in accordance with approval and with all required signatures
b.	Correct and complete instruments
c.	Review Settlement Statement
d.	Right to Cancel (if applicable)

Compliance Review

Digital Risk performed a “Compliance Review” to determine, as applicable, to the extent possible and subject to the caveats below, whether the loan complies with applicable regulatory requirements as noted below, each as amended, restated and/or replaced from time to time. The Compliance Review included the following:

a.	Federal Truth in Lending Act (“TILA”), as implemented by Regulation Z, 12 C.F.R. Part 1026, as set forth below (for applicable Owner Occupied Properties):
a.	Failure to provide the right of rescission notice;
b.	failure to provide the right of rescission notice in a timely manner and to the correct consumer(s);
c.	errors in the right of rescission notice;
d.	failure to provide the correct form of right of rescission notice;
e.	failure to provide the three (3) business day rescission period; and
f.	any material disclosure violation on a rescindable loan that gives rise to the right of rescission under TILA, which means the required disclosures of the annual percentage rate, the finance charge, the amount financed, the total of payments, the payment schedule, the HOEPA disclosures;

b.	TILA (for applicable Owner Occupied Properties)

a.	Higher-priced Mortgage Loan (§1026.35):

i.	APR threshold test; and

ii.	Compliance with the escrow account and appraisal requirements.

c.	Business Purpose Loan Compliance Review

a.	Non-Owner Occupied Declaration Disclosure

i.	Verify reflects correct address

ii.	Verify application address is different from subject property

iii.	Verify executed by all borrowers

b.	Review Note accuracy and properly executed

c.	Review Mortgage and applicable riders for accuracy and properly executed

d.	Occupancy Letter (must state that borrower(s) will not reside in the property for more than 14 days on any calendar year, and be acknowledged by the consumer).

e.	HMDA section (Information for Government Monitoring Purposes) of the application (initial and/or final)

f.	If property is in a flood zone, Flood Notice must be provided prior to closing

g.	Right to Receive Copy of Appraisal or Appraisal Waiver Disclosure

h.	Letter of Explanation detailing the use of proceeds.

i.	Borrower's statement of purpose for the loan.

j.	State License requirements when applicable

k.	State Predatory lending and high cost when applicable

d.	Exclusions. Digital Risk reviews do not test for:
a.	Technical formatting of disclosures.
b.	Other Post-consummation disclosures, including Escrow Closing Notice; and Mortgage servicing transfer and partial payment notices.
c.	For Loans made by an FDIC-supervised institution or servicer, extended or renewed on or after January 1, 2016, whether prohibited fees were collected prior to the initial LE being issued
d.	Whether any fee is a “bona fide” fee for third-party services
e.	Whether the loans comply with all federal, state or local laws, constitutional provisions, regulations or ordinances that are not expressly enumerated above.

The Compliance Review did not include any federal, state or local laws, constitutional provisions, regulations or ordinances that are not expressly enumerated above. Furthermore, the findings reached by Digital Risk are dependent upon its receiving complete and accurate data regarding the loans from loan originators and other third parties upon which Digital Risk is relying in reaching such findings.

Valuation Review

Digital Risk performed a “Valuation Review,” which included the following:

a.	Review Appraisal

b.	Digital Risk’s review will include a review of the valuation materials utilized during the origination of the loan and in confirming the value of the underlying property. Digital Risk’s review will include verifying the appraisal report:

c.	On the appropriate appraisal form:

a.	All elements of appraisal are present
b.	Ensure all applicable Loan documents match appraisal information
c.	Property is acceptable collateral for Loan program
d.	Completed by an appraiser that was actively licensed to perform the valuation
e.	Completed such that the named client on the appraisal report is the lender or a related entity that is permitted to engage the lender per Title XI of FIRREA, or if the appraisal was performed for another lender, the file contains evidence that Client approved use of that appraisal
f.	The original appraisal report is made and signed prior to the final approval of the closing of the loan. Any revisions, if made known to Digital Risk, to the original report are documented and dated completed and dated within the guideline’s restrictions,
g.	The original appraisal is ‘As is' or Inspection received including all inspections, licenses, and certificates (including certificates of occupancy) to be made or issued with respect to all occupied portions of the mortgaged property and with respect to the use and occupancy of the same, have been made or obtained from the appropriate authorities.
h.	Determine whether the appraised value is supported at or within 10% variance based on a third-party valuation product. If a third-party valuation product is in file, but notes a variance above 10% or an inconclusive value, Digital Risk will review third-party products in the file to ensure the correct value was applied per Client Guidelines
i.	With regard to the use of comparable properties, Digital Risk’s review will (a) review the relative comparable data (gross and net adjustments, sale dates and distance from subject property) and ensure that such comparable properties are within standard appraisal guidelines; (b) confirm the property value and square footage of the subject property was bracketed by comparable properties, (c verify that comparable properties used are similar in size, style, and location to the subject, and (d) check for the reasonableness of adjustments when reconciling value between the subject property and comparable properties.

j.	Other aspects of Digital Risk’s review include (i) verifying that the address matched the mortgage note, ((ii) if requested, noting whether the property zip code was declared a FEMA disaster area after the valuation date and notifying the Client of same, (iii) confirming the appraisal report does not include any apparent environmental problems, (iv) confirming the appraisal notes the current use of the property is legal or legal non-conforming (grandfathered), (v) reviewing pictures to ensure (a) that the property is in average or better condition and any repairs are noted where required and (b) that the subject property is the one for which the valuation was ordered and that if there are negative external factors, there is support in the loan file of the Client’s approval to waive the factor; and (vi) confirming that the value product that was used as part of the origination decision conforms with rating agency requirements.

d.	If more than one valuation was provided, Digital Risk will confirm consistency among the valuation products and if there are discrepancies that could not be resolved, Digital Risk will create an exception and work with the client on the next steps which may include ordering of additional valuation products such as collateral desktop analyses, broker’s price opinions, and full appraisals. If the property valuation products included in Digital Risk’s review result in a variance of more than 10% then the client will be notified of such variance.

e.	Digital Risk will confirm to the extent possible, that the appraiser and the appraisal made by such appraiser both satisfied the requirements of Title XI of FIRREA. Specifically, Digital Risk will review the appraisal for conformity to industry standards, including ensuring the appraisal was complete, that the comparable properties and adjustments were documented and that pictures were provided and were accurate.

f.	In addition, Digital Risk will access the ASC database to verify that the appraiser, and if applicable the appraiser’s supervisor, were licensed and in good standing at the time the appraisal was completed.

Data Discrepancy Report

As part of the Credit and Compliance Reviews, Digital Risk captured data from the source documents and compared it to a data tape provided by Client. Digital Risk provided Client a Data Discrepancy Report which shows the differences between the tape data and the data captured by Digital Risk during the diligence process. Tape values that are blank indicate that the data was not provided on the provided data tape but Digital Risk captured it during the review. The table below reflects the discrepancies inclusive of the blank data fields:

Fields Reviewed	Count	Percentage
Total Cash Reserves	1	16.67%

Summary of Results

Overall Loan Results:
Event Grade	Loan Count	Original Principal Balance	Percent of Sample
Event Grade A	6	$2,152,115.00	100.00%
Event Grade B	0	$0.00	0.00%
Event Grade C	0	$0.00	0.00%
Event Grade D	0	$0.00	0.00%
Total Sample	6	$2,152,115.00	100.00%
Credit Results:
Event Grade	Loan Count	Original Principal Balance	Percent of Sample
Event Grade A	6	$2,152,115.00	100.00%
Event Grade B	0	$0.00	0.00%
Event Grade C	0	$0.00	0.00%
Event Grade D	0	$0.00	0.00%
Event Grade N/A	0	$0.00	0.00%
Total Sample	6	$2,152,115.00	100.00%
Compliance Results:
Event Grade	Loan Count	Original Principal Balance	Percent of Sample
Event Grade A	6	$2,152,115.00	100.00%
Event Grade B	0	$0.00	0.00%
Event Grade C	0	$0.00	0.00%
Event Grade D	0	$0.00	0.00%
Total Sample	6	$2,152,115.00	100.00%
Valuation Results:
Event Grade	Loan Count	Original Principal Balance	Percent of Sample
Event Grade A	6	$2,152,115.00	100.00%
Event Grade B	0	$0.00	0.00%
Event Grade C	0	$0.00	0.00%
Event Grade D	0	$0.00	0.00%
Event Grade N/A	0	$0.00	0.00%
Total Sample	6	$2,152,115.00	100.00%

Previously Reviewed Due Diligence

7673764	7680120	7690352	7695091	7709784	7719917	7727051	7733191	7737654	7747917
7675998	7680118	7690354	7694074	7713577	7720238	7727052	7733192	7738501	7748374
7671386	7680123	7690356	7695924	7709785	7720239	7725760	7734159	7738500	7749760
7675615	7682947	7692077	7693533	7712383	7719432	7726204	7733193	7738124	7749190
7675607	7681556	7691267	7693538	7709787	7719435	7727575	7733194	7738502	7754901
7675610	7680775	7691268	7695491	7713578	7719436	7727053	7733195	7738503	7752518
7677063	7682948	7691269	7697728	7710749	7719438	7726207	7733196	7740990	7750488
7675611	7682955	7692078	7694077	7712390	7720996	7727055	7735158	7740540	7750490
7675612	7681557	7692080	7694079	7713576	7726200	7727056	7734161	7739835	7749762
7675618	7684933	7692082	7694080	7712391	7721752	7727057	7734164	7740541	7751868
7675999	7684343	7685992	7695092	7713575	7719439	7727058	7734165	7739834	7752523
7676000	7684934	7685419	7695093	7712396	7720997	7727059	7734166	7740544	7749761
7675614	7684938	7685993	7695094	7712394	7725173	7727060	7735160	7739837	7751873
7678221	7684939	7685420	7695928	7712395	7720999	7727907	7735943	7740543	7750489
7677064	7684940	7685994	7696291	7714582	7721000	7727910	7735164	7739838	7751872
7676003	7682959	7684937	7695929	7714583	7725755	7729884	7735649	7740545	7751869
7677066	7682961	7685995	7696295	7713579	7721753	7727913	7735650	7740546	7751871
7676006	7684930	7685996	7696297	7713580	7721001	7729261	7736980	7740549	7749194
7676007	7683910	7685997	7696298	7714585	7725756	7728564	7736652	7740994	7751373
7676008	7684334	7685423	7698742	7713952	7721754	7729695	7735651	7740550	7751371
7677074	7683911	7685998	7698747	7713582	7721755	7729264	7735652	7740551	7755690
7677075	7683912	7685425	7705030	7713953	7725757	7730595	7735945	7740552	7752519
7676009	7683444	7685427	7705031	7713959	7722349	7729699	7735946	7740554	7756131
7677077	7683914	7687412	7706750	7714590	7722351	7729700	7735947	7742082	7756126
7677079	7683913	7687410	7705034	7714990	7722855	7729882	7735950	7742558	7754900
7677080	7683446	7685999	7705035	7714593	7722355	7730596	7736654	7740995	7752252
7677081	7684336	7688673	7706126	7714991	7722356	7730597	7736982	7742559	7756125
7677084	7683915	7688674	7706751	7715634	7722357	7730598	7736656	7742560	7755687
7677082	7683916	7688298	7705524	7716724	7723943	7731729	7736983	7740996	7756124
7677083	7683917	7686001	7706128	7716721	7726203	7731242	7737648	7742083	7752524
7677085	7683918	7687414	7705525	7718778	7723944	7731730	7737649	7742561	7754902
7677086	7683920	7688299	7706130	7715637	7724516	7730599	7737650	7742562	7752251
7677916	7684337	7688675	7706759	7715639	7724517	7730601	7737651	7742564	7752253
7677920	7684932	7687417	7706752	7716723	7724518	7731732	7737652	7742565	7754899
7677921	7688303	7690346	7706753	7716725	7723945	7731733	7737653	7743945	7755689
7677922	7688304	7687416	7707501	7716064	7725170	7731734	7737655	7744898	7603685
7677924	7688305	7692989	7707502	7716065	7723947	7731243	7729885	7744899	7635220
7678222	7688306	7692993	7706756	7716067	7723949	7731244	7735157	7746268	7635222
7677925	7689328	7692522	7706132	7716727	7723950	7731735	7735159	7744900	7643263
7679260	7689329	7692990	7706757	7718094	7724519	7731737	7734163	7746269	7656616
7679261	7688679	7692524	7706758	7718095	7726201	7731738	7735648	7746270
7679262	7688681	7692996	7706763	7718097	7726202	7731739	7736653	7750487
7679677	7689330	7694068	7707506	7718777	7725171	7732344	7736981	7746883
7679265	7690348	7694069	7707507	7717503	7725174	7732351	7738121	7746884
7679266	7690793	7694070	7708465	7718101	7727046	7732345	7742557	7747914
7679267	7689331	7694075	7708467	7718779	7727047	7732347	7738119	7746885
7680116	7689332	7695090	7708468	7718102	7727048	7732348	7739825	7746886
7680119	7690349	7694073	7709786	7718781	7727049	7732349	7738120	7747915
7680117	7690351	7695098	7708470	7719915	7727050	7732352	7738499	7747916

Event Grade Definitions

Final Loan Grade
A	Loan meets Credit, Compliance, and Valuation Guidelines
B	The loan substantially meets published Client/Seller guidelines and/or eligibility in the validation of income, assets, or credit, is in material compliance with all applicable laws and regulations, and the value and valuation methodology is supported and substantially meets published guidelines.
C	The loan does not meet the published guidelines and/or violates one material law or regulation, and/or the value and valuation methodology is not supported or did not meet published guidelines.
D	Loan is missing documentation to perform a sufficient review.

Credit Event Grades
A	The loan meets the published guidelines without any exceptions. The employment, income, assets and occupancy are supported and justifiable. The borrower’s willingness and ability to repay the loan is documented and reasonable.
B	The loan substantially meets the published guidelines but reasonable compensating factors were considered and documented for exceeding published guidelines. The employment, income, assets and occupancy are supported and justifiable. The borrower’s willingness and ability to repay the loan is documented and reasonable.
C	The loan does not substantially meet the published guidelines. There are not sufficient compensating factors that justify exceeding the published guidelines. The employment, income, assets or occupancy are not supported and justifiable. The borrower’s willingness and ability to repay the loan were not documented or are unreasonable.
D	There was not sufficient documentation to perform a review or the credit file was not furnished.

Compliance Event Grades
A	The loan is in compliance with all applicable laws and regulations. The legal documents accurately reflect the agreed upon loan terms and are executed by all applicable parties.
B	The loan is in material compliance with all applicable laws and regulations. The legal documents accurately reflect the agreed upon loan terms and are executed by all applicable parties. Client review required.
C	The loan violates one material law or regulation. The material disclosures are absent or the legal documents do not accurately reflect the agreed upon loan terms or all required applicants did not execute the documents.
D	There was not sufficient documentation to perform a review or the required legal documents were not furnished.

Valuation Event Grades
A	The value is supported within 10% of the original appraisal by the AVM or there are other supporting documents in the originators loan file package (CDA, Field Review or Second Appraisal). The appraisal was performed on an "as-is" basis and the property is complete and habitable at origination. The appraiser was appropriately licensed and used GSE approved forms.
B	The value is not supported within 10% of the original appraisal by the AVM and there are no other valuation support documents in the loan file provided by the Seller. The valuation methodology substantially meets the published guidelines but reasonable compensating factors were considered and documented for exceeding guidelines. The appraisal was performed on an "as-is" basis and the property is complete and habitable. The appraiser was appropriately licensed and used GSE approved forms.
C	The value is not supported within 10% of the original appraisal. The valuation methodology did not meet the published guidelines and there were not sufficient compensating factors for exceeding published guidelines. The property is in below “average” condition or the property is not complete or requires significant repairs. The appraisal was not performed on an “as is” basis. The appraiser was not appropriately licensed or did not use GSE approved forms.
D	The file was missing the appraisal or there was not sufficient valuation documentation to perform a review.